UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21902

Cohen & Steers Institutional Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value
COMMON STOCK 97.6%
AUSTRALIA 10.9%
DIVERSIFIED 5.0%
BGP Holdings PLC (EUR)(a),(b),(c)	7,741,744	$0
Dexus Property Group	5,512,484	4,555,516
FKP Property Group	1,709,385	1,404,375
GPT Group	792,787	2,252,828
Mirvac Group	3,662,181	4,707,774
Stockland	2,859,964	10,614,901
		23,535,394
INDUSTRIAL 0.8%
Goodman Group	5,778,605	3,602,524
RETAIL 5.1%
CFS Retail Property Trust	1,566,424	2,869,081
Westfield Group	1,779,897	21,091,599
		23,960,680
TOTAL AUSTRALIA		51,098,598
BRAZIL 3.1%
OFFICE 1.2%
BR Properties SA	553,752	5,334,609
RESIDENTIAL 1.0%
MRV Engenharia e Participacoes SA	250,490	2,377,582
Multiplan Empreendimentos Imobiliarios SA	111,114	2,357,561
		4,735,143
RETAIL 0.9%
BR Malls Participacoes SA	524,596	4,384,035
TOTAL BRAZIL		14,453,787
CANADA 4.1%
DIVERSIFIED 0.3%
H&R Real Estate Investment Trust	75,844	1,455,845

	Number of Shares	Value
OFFICE 1.0%
Brookfield Properties Corp.	297,558	$4,618,100
RESIDENTIAL 1.1%
Boardwalk REIT	110,599	5,052,146
RETAIL 1.7%
Primaris Retail REIT	172,720	3,276,795
RioCan REIT	210,161	4,681,592
		7,958,387
TOTAL CANADA		19,084,478
FINLAND 1.0%
DIVERSIFIED
Sponda Oyj	999,084	4,848,726
FRANCE 3.7%
DIVERSIFIED
ICADE	2,463	258,743
Unibail-Rodamco	76,404	16,941,263
		17,200,006
HONG KONG 19.4%
DIVERSIFIED 14.2%
Agile Property Holdings Ltd.	2,823,000	3,201,815
China Resources Land Ltd.	1,120,000	2,277,863
Glorious Property Holdings Ltd.	7,208,689	2,062,585
Great Eagle Holdings Ltd.	43,838	133,059
Hang Lung Properties Ltd.	1,438,600	6,999,381
Hysan Development Company Ltd.	224,137	800,195
Kerry Properties Ltd.	663,500	3,604,468
KWG Property Holding Ltd.	2,880,160	2,208,698
New World Development Ltd.	3,332,993	6,701,340
Shimao Property Holdings Ltd.	2,043,004	3,396,734
Sun Hung Kai Properties Ltd.	1,443,019	24,866,010
Wharf Holdings Ltd.	1,624,000	10,423,607
		66,675,755

	Number of Shares	Value
HOTEL 0.4%
Shangri-La Asia Ltd.	791,785	$1,800,149
OFFICE 2.6%
Hongkong Land Holdings Ltd. (USD)	1,951,600	12,119,436
RESIDENTIAL 1.7%
China Overseas Land & Investment Ltd.	3,691,360	7,811,999
RETAIL 0.5%
Link REIT	803,000	2,380,379
TOTAL HONG KONG		90,787,718
JAPAN 6.2%
APARTMENT 0.1%
Advance Residence Investment(c)	176	296,636
DIVERSIFIED 5.0%
Mitsubishi Estate Co., Ltd.	733,000	11,923,982
Mitsui Fudosan Co., Ltd.	701,334	11,828,920
		23,752,902
OFFICE 1.0%
DA Office Investment Corp.	180	468,974
Japan Prime Realty Investment Corp.	578	1,272,597
Nippon Building Fund	290	2,539,411
ORIX JREIT	83	404,660
		4,685,642
RESIDENTIAL 0.1%
Goldcrest Co., Ltd.	20,454	385,657
TOTAL JAPAN		29,120,837
NETHERLANDS 1.6%
RETAIL
Corio NV	80,369	5,494,588
Eurocommercial Properties NV	41,109	1,905,423
		7,400,011

	Number of Shares	Value
NORWAY 0.3%
OFFICE
Norwegian Property ASA(c)	795,560	$1,373,019
PHILIPPINES 0.1%
SHOPPING CENTER
SM Prime Holdings	1,290,500	371,109
SINGAPORE 5.1%
DIVERSIFIED 2.1%
CapitaLand Ltd.	2,054,136	6,341,565
Keppel Land Ltd.	1,127,045	3,470,863
		9,812,428
HOTEL 0.7%
City Development Ltd.	315,000	3,056,346
INDUSTRIAL 0.3%
Ascendas REIT	979,000	1,630,302
OFFICE 0.8%
CapitaCommercial Trust	3,255,000	3,663,143
RETAIL 1.2%
CapitaMall Trust	1,351,002	2,208,695
CapitaMalls Asia Ltd.	2,095,000	3,440,955
		5,649,650
TOTAL SINGAPORE		23,811,869
SWEDEN 1.8%
DIVERSIFIED 1.5%
Castellum AB	139,421	1,854,368
Fabege AB	539,677	5,424,513
		7,278,881
OFFICE 0.3%
Wihlborgs Fastigheter AB	51,220	1,409,617
TOTAL SWEDEN		8,688,498

	Number of Shares	Value
SWITZERLAND 0.5%
DIVERSIFIED 0.2%
Swiss Prime Site AG(c)	16,478	$1,169,634
OFFICE 0.3%
PSP Swiss Property AG(c)	16,603	1,227,505
TOTAL SWITZERLAND		2,397,139
UNITED KINGDOM 4.2%
DIVERSIFIED 2.9%
British Land Co., PLC	758,348	5,539,491
Hammerson PLC	919,625	5,696,209
Land Securities Group PLC	225,621	2,270,111
		13,505,811
OFFICE 1.3%
Derwent London PLC	157,047	3,710,443
Great Portland Estates PLC	437,258	2,344,350
		6,054,793
TOTAL UNITED KINGDOM		19,560,604
UNITED STATES 35.6%
DIVERSIFIED 2.9%
Forest City Enterprises(c)	175,361	2,249,882
Vornado Realty Trust	133,446	11,413,636
		13,663,518
HEALTH CARE 6.2%
Brookdale Senior Living(c)	158,337	2,582,477
HCP	186,494	6,710,054
Health Care REIT	158,460	7,501,496
Nationwide Health Properties	178,536	6,903,987
Ventas	108,624	5,601,740
		29,299,754

	Number of Shares	Value
HOTEL 1.3%
Host Hotels & Resorts	146,747	$2,124,897
Hyatt Hotels Corp.(c)	58,678	2,193,970
Sunstone Hotel Investors(c)	180,257	1,634,931
		5,953,798
INDUSTRIAL 0.7%
ProLogis	304,792	3,590,450
OFFICE 3.6%
Boston Properties	117,518	9,768,096
Douglas Emmett	134,077	2,347,689
SL Green Realty Corp.	73,473	4,653,045
		16,768,830
OFFICE/INDUSTRIAL 0.5%
PS Business Parks	39,783	2,250,524
RESIDENTIAL 7.2%
APARTMENT 6.3%
American Campus Communities	70,833	2,156,156
Apartment Investment & Management Co.	176,736	3,778,616
AvalonBay Communities	63,884	6,639,464
BRE Properties	89,466	3,712,839
Equity Residential	202,777	9,646,102
Post Properties	125,211	3,495,891
		29,429,068
MANUFACTURED HOME 0.9%
Equity Lifestyle Properties	80,231	4,370,985
TOTAL RESIDENTIAL		33,800,053

	Number of Shares	Value
SELF STORAGE 2.2%
Public Storage	99,810	$9,685,562
Sovran Self Storage	14,939	566,188
		10,251,750
SHOPPING CENTER 9.6%
COMMUNITY CENTER 3.6%
Developers Diversified Realty Corp.	314,665	3,530,541
Federal Realty Investment Trust	39,239	3,204,257
Kimco Realty Corp.	414,518	6,528,659
Tanger Factory Outlet Centers	72,231	3,404,969
		16,668,426
REGIONAL MALL 6.0%
Macerich Co.	144,202	6,193,476
Simon Property Group	236,446	21,928,002
		28,121,478
TOTAL SHOPPING CENTER		44,789,904
SPECIALTY 1.4%
Digital Realty Trust	72,594	4,479,050
DuPont Fabros Technology	87,251	2,194,362
		6,673,412
TOTAL UNITED STATES		167,041,993
TOTAL COMMON STOCK (Identified cost—$362,388,237)		457,238,392
WARRANTS 0.0%
HONG KONG
Henderson Land Development Company Ltd., expire, 6/1/2011(c) (Identified cost—$0)	83,122	23,783

SHORT-TERM INVESTMENTS 1.9%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.06%(d)	4,501,504	4,501,504
State Street Institutional Liquid Reserves Fund, 0.26%(d)	4,506,279	4,506,279
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$9,007,782)		9,007,782

		Value
TOTAL INVESTMENTS (Identified cost—$371,396,019)	99.5%	$466,269,957

OTHER ASSETS IN EXCESS OF LIABILITIES	0.5	2,488,925

NET ASSETS (Equivalent to $20.27 per share based on 23,122,360 shares of common stock outstanding)	100.0%	$468,758,882

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)          Illiquid security.  Aggregate holdings equal 0% of net assets of the Fund.

(b)         Fair valued security.  This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors.  Aggregate fair value securities represent 0% of net assets of the Fund, all of which have been fair valued pursuant to foreign security fair value pricing procedures approved by the Board of Directors.

(c)          Non-income producing security.

(d)         Rate quoted represents the seven day yield of the fund.

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below:

•      Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$457,238,392	$457,238,392	$—	—
Warrants	23,783	23,783	—	—
Money Market Funds	9,007,782	—	9,007,782	—
Total Investments	$466,269,957	$457,262,175	$9,007,782	—

Note 2. Income Tax Information

As of September 30, 2010, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$97,169,214
Gross unrealized depreciation	(2,295,276)
Net unrealized appreciation	$94,873,938
Cost for federal income tax purposes	$371,396,019

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

By:	s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	s/Adam M. Derechin	By:	s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: November 24, 2010